UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:

 /s/ Martin Kalish            Plymouth, Minnesota              May 3, 2010
---------------------       -----------------------       ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $ 2,427,940
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.     Form 13F File Number      Name

1.      028-12029                Waterstone Market Neutral Master Fund, Ltd.

2.      028-10926                Waterstone Capital Offshore Advisors, LP

3.      028-13704                Waterstone Market Neutral MAC 51 Ltd.


                                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8

                                                          VALUE     SHS OR      SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT     PRN  CALL  DISCRETION  MGRS     SOLE     SHARED NONE
--------------                ---------------  ------     --------- --------    ---- ----- ----------- -----    -----    ------ ----
3M CO                         COM              88579Y101      955        11,431 SH         Defined     1,2,3        11,431
A D C TELECOMMUNICATIONS      FRNT 6/1         000886AB7    7,386     8,632,000 PRN        Defined     1,2,3     8,632,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AE1   23,859    29,100,000 PRN        Defined     1,2,3    29,100,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AF8   21,096    28,000,000 PRN        Defined     1,2,3    28,000,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1  132,917   137,650,000 PRN        Defined     1,2,3   137,650,000
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2   13,283    13,400,000 PRN        Defined     1,2,3    13,400,000
ALLERGAN INC                  COM              18490102     4,278        65,500 SH         Defined     1,2,3        65,500
AMERICAN OIL & GAS INC NEW    COM              28723104     2,242       329,700 SH         Defined     1,2,3       329,700
AMERIGROUP CORP               NOTE 2.000% 5/1  03073TAB8   31,742    31,000,000 PRN        Defined     1,2,3    31,000,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2   24,027    24,355,000 PRN        Defined     1,2,3    24,355,000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1  10112RAK0   10,990    11,020,000 PRN        Defined     1,2,3    11,020,000
BUNGE LIMITED                 COM              G16962105   15,408       250,000 SH   PUT   Defined     1,2,3       250,000
BRE PROPERTIES INC            NOTE 4.125% 8/1  05564EBH8    2,663     2,660,000 PRN        Defined     1,2,3     2,660,000
CARRIZO OIL & CO INC          NOTE 4.375% 6/0  144577AA1    6,951     7,830,000 PRN        Defined     1,2,3     7,830,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9   73,929    90,384,000 PRN        Defined     1,2,3    90,384,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167CA3  117,130   143,900,000 PRN        Defined     1,2,3   143,900,000
DELTA PETE CORP               NOTE 3.750% 5/0  247907AD0    9,272    10,536,000 PRN        Defined     1,2,3    10,536,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1  251591AQ6    3,456     3,500,000 PRN        Defined     1,2,3     3,500,000
DEVON ENERGY CORP NEW         COM              25179M103   38,658       600,000 SH         Defined     1,2,3       600,000
EVERGREEN SOLAR INC           NOTE 4.000% 7/1  30033RAC2    9,597    18,500,000 PRN        Defined     1,2,3    18,500,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1  30225XAA1   40,945    33,000,000 PRN        Defined     1,2,3    33,000,000
GEORESOURCES INC              COM              372476101    3,349       219,300 SH         Defined     1,2,3       219,300
GOLDMAN SACHS GROUP INC       COM              38141G104  153,567       900,000 SH   CALL  Defined     1,2,3       900,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1  410768AE5   18,062    18,897,000 PRN        Defined     1,2,3    18,897,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9  101,963   113,002,000 PRN        Defined     1,2,3   113,002,000
JEFFERIES GROUP INC NEW       COM              472319102    2,485       105,000 SH   CALL  Defined     1,2,3       105,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0  535678AC0   28,075    28,932,000 PRN        Defined     1,2,3    28,932,000
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0  535678AD8    2,009     1,998,000 PRN        Defined     1,2,3     1,998,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AG2  115,896   115,809,000 PRN        Defined     1,2,3   115,809,000
MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1  595017AB0   81,621    82,098,000 PRN        Defined     1,2,3    82,098,000
MORGAN STANLEY                COM NEW          617446448  100,348     3,426,000 SH   CALL  Defined     1,2,3     3,426,000
MORGAN STANLEY                COM NEW          617446448   14,645       500,000 SH   PUT   Defined     1,2,3       500,000
MYLAN INC                     COM              628530107   10,851       477,800 SH   CALL  Defined     1,2,3       477,800
MYLAN INC                     COM              628530107    7,901       347,923 SH         Defined     1,2,3       347,923
NATIONAL CITY CORP            NOTE 4.000% 2/0  635405AW3   53,047    52,000,000 PRN        Defined     1,2,3    52,000,000
NETAPP INC                    NOTE 1.750% 6/0  64110DAB0  159,087   135,136,000 PRN        Defined     1,2,3   135,136,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999  64944P307   78,565     1,521,550 PRN        Defined     1,2,3     1,521,550
NII HLDGS INC                 NOTE 2.750% 8/1  62913FAF9   58,596    57,350,000 PRN        Defined     1,2,3    57,350,000
PARKER DRILLING CO            NOTE 2.125% 7/1  701081AR2   15,408    16,474,000 PRN        Defined     1,2,3    16,474,000
PHARMACEUTICAL RES INC        NOTE 2.875% 9/3  717125AC2   31,803    31,883,000 PRN        Defined     1,2,3    31,883,000
PNC FINL SVCS GROUP INC       COM              693475105   50,745       850,000 SH   PUT   Defined     1,2,3       850,000
PROLOGIS                      NOTE 2.625% 5/1  743410AS1   23,591    25,000,000 PRN        Defined     1,2,3    25,000,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ    759351307  142,872     2,111,891 SH         Defined     1,2,3     2,111,891
SANDISK CORP                  COM              80004C101   17,419       503,000 SH   PUT   Defined     1,2,3       503,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6    5,829     5,500,000 PRN        Defined     1,2,3     5,500,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7   38,386    41,120,000 PRN        Defined     1,2,3    41,120,000
ST MARY LD & EXPL CO          NOTE 3.500% 4/0  792228AD0   20,068    20,133,000 PRN        Defined     1,2,3    20,133,000
SYMANTEC CORP                 NOTE 0.750% 6/1  871503AD0  112,543   107,900,000 PRN        Defined     1,2,3   107,900,000
SYMANTEC CORP                 NOTE 1.000% 6/1  871503AF5   19,704    18,500,000 PRN        Defined     1,2,3    18,500,000
THERMO FISHER SCIENTIFIC INC  COM              883556102   20,957       407,400 SH         Defined     1,2,3       407,400
TRANSOCEAN INC                NOTE 1.625%12/1  893830AU3   31,525    31,650,000 PRN        Defined     1,2,3    31,650,000
TRANSOCEAN INC                NOTE 1.500%12/1  893830AV1    7,729     7,900,000 PRN        Defined     1,2,3     7,900,000
TRANSOCEAN LTD                REG SHS          H8817H100   69,743       807,400 SH   PUT   Defined     1,2,3       807,400
TRANSOCEAN LTD                REG SHS          H8817H100   16,505       191,075 PRN        Defined     1,2,3       191,075
VERISIGN INC                  SDCV 3.250% 8/1  92343EAD4   85,083    94,091,000 PRN        Defined     1,2,3    94,091,000
VIRGIN MEDIA INC              NOTE 6.500%11/1  92769LAB7   99,583    80,980,000 PRN        Defined     1,2,3    80,980,000
WASHINGTON POST CO            CL B             939640108    6,529        14,700 PRN        Defined     1,2,3        14,700
WESTERN REFNG INC             COM              959319104    6,240     1,134,500 SH         Defined     1,2,3     1,134,500
XILINX INC                    SDCV 3.125% 3/1  983919AD3   24,827    26,835,000 PRN        Defined     1,2,3    26,835,000

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SK 21823 0002 1094954